Loan to Fvndit Inc (formerly Directus Holdings Inc) (Details Narrative) - Fvndit	Aug. 12, 2019 USD ($)
Peer-to-peer Lending Amount	$ 200,000
Due From Related Party	$ 200,000
Interest Rate On Loan	10.5